UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 88.1%
Financials - 22.4%
Banks - 8.1%
Citigroup, Inc.	751,320	$58,963,594
JPMorgan Chase & Co.	636,820	73,660,969
Wells Fargo & Co.	226,220	14,880,752

		147,505,315

Capital Markets - 5.9%
Goldman Sachs Group, Inc. (The)	103,520	27,731,973
Northern Trust Corp.	335,884	35,398,815
State Street Corp.	339,010	37,348,732
TD Ameritrade Holding Corp.	126,840	7,076,403

		107,555,923

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc.-Class B (a)	199,130	42,689,489

Insurance - 6.1%
Aflac, Inc.	140,410	12,384,162
Allstate Corp. (The)	216,290	21,362,963
Chubb Ltd.	92,420	14,431,383
FNF Group	643,980	25,102,340
Reinsurance Group of America, Inc.-Class A	135,120	21,166,548
Validus Holdings Ltd.	250,054	16,928,656

		111,376,052

		409,126,779

Health Care - 15.3%
Biotechnology - 5.1%
Amgen, Inc.	132,160	24,588,368
Biogen, Inc. (a)	116,570	40,544,212
Gilead Sciences, Inc.	330,430	27,690,034

		92,822,614

Health Care Equipment & Supplies - 0.8%
Hologic, Inc. (a)	333,810	14,253,687

Health Care Providers & Services - 4.4%
Aetna, Inc.	188,200	35,159,524
Cigna Corp.	222,290	46,314,121

		81,473,645

Pharmaceuticals - 5.0%
Eli Lilly & Co.	410,790	33,458,846
Pfizer, Inc.	861,630	31,914,775
Roche Holding AG (Sponsored ADR)	832,850	25,818,350

		91,191,971

		279,741,917

Consumer Discretionary - 13.3%
Auto Components - 0.6%
BorgWarner, Inc.	199,000	11,195,740

Household Durables - 2.2%
DR Horton, Inc.	530,800	26,035,740

Company	Shares	U.S. $ Value
Garmin Ltd.	225,030	$14,163,388

		40,199,128

Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group-Class A (a)	405,570	11,392,461

Media - 7.8%
Comcast Corp.-Class A	601,910	25,599,232
Discovery Communications, Inc.-Class A (a)	487,740	12,227,642
Scripps Networks Interactive, Inc.-Class A	300,170	26,411,958
Time Warner, Inc.	652,850	62,249,248
Walt Disney Co. (The)	146,520	15,922,328

		142,410,408

Specialty Retail - 1.2%
Lowe’s Cos., Inc.	65,920	6,903,802
Ross Stores, Inc.	148,770	12,257,160
Tractor Supply Co.	47,144	3,594,730

		22,755,692

Textiles, Apparel & Luxury Goods - 0.9%
VF Corp.	196,590	15,951,313

		243,904,742

Information Technology - 10.3%
Communications Equipment - 2.6%
Cisco Systems, Inc.	742,960	30,862,558
F5 Networks, Inc. (a)	114,380	16,532,485

		47,395,043

Electronic Equipment, Instruments & Components - 0.9%
Dolby Laboratories, Inc.-Class A	152,500	9,811,850
TE Connectivity Ltd.	70,800	7,259,124

		17,070,974

IT Services - 2.7%
Amdocs Ltd.	157,140	10,748,376
International Business Machines Corp.	238,920	39,111,204

		49,859,580

Semiconductors & Semiconductor Equipment - 2.5%
Ambarella, Inc. (a)	203,710	10,266,984
Intel Corp.	710,978	34,226,481

		44,493,465

Software - 0.9%
VMware, Inc.-Class A (a)	128,190	15,868,640

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	78,867	13,204,702

		187,892,404

Energy - 9.1%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	145,710	7,525,922

Company	Shares	U.S. $ Value
National Oilwell Varco, Inc.	178,650	$6,552,882
Oil States International, Inc. (a)	218,841	7,002,912
TechnipFMC PLC	409,940	13,306,652

		34,388,368

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	549,364	24,649,963
ConocoPhillips	540,440	31,783,276
Exxon Mobil Corp.	378,950	33,082,335
Noble Energy, Inc.	1,411,499	43,078,950

		132,594,524

		166,982,892

Industrials - 7.9%
Aerospace & Defense - 3.1%
Raytheon Co.	271,400	56,706,316

Airlines - 1.2%
Delta Air Lines, Inc.	118,220	6,711,349
Southwest Airlines Co.	238,840	14,521,472

		21,232,821

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	46,546	3,233,085

Electrical Equipment - 0.4%
AMETEK, Inc.	97,870	7,467,481

Machinery - 1.2%
Crane Co.	115,640	11,557,062
PACCAR, Inc.	144,870	10,801,507

		22,358,569

Road & Rail - 1.8%
Kansas City Southern	95,820	10,840,117
Norfolk Southern Corp.	150,180	22,659,158

		33,499,275

		144,497,547

Consumer Staples - 4.3%
Food & Staples Retailing - 4.3%
Wal-Mart Stores, Inc.	498,478	53,137,755
Walgreens Boots Alliance, Inc.	331,450	24,944,927

		78,082,682

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Liberty Property Trust	309,140	12,801,488

Real Estate Management & Development - 1.4%
CBRE Group, Inc.-Class A (a)	554,070	25,315,458

		38,116,946

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	592,560	32,039,719

Company	Shares	U.S. $ Value
Materials - 1.6%
Metals & Mining - 1.6%
Newmont Mining Corp.	732,080	$29,656,561

Total Common Stocks (cost $1,252,272,788)		1,610,042,189

SHORT-TERM INVESTMENTS - 13.3%
Investment Companies - 13.3%
AB Fixed Income Shares, Inc. ) - Government Money Market Portfolio - Class AB, 1.17% (b)(c)(d) (cost $242,564,340)	242,564,340	242,564,340

Total Investments - 101.4% (cost $1,494,837,128) (e)		1,852,606,529
Other assets less liabilities - (1.4)%		(24,832,004)

Net Assets - 100.0%		$1,827,774,525

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $359,884,494 and gross unrealized depreciation of investments was $(2,115,093), resulting in net unrealized appreciation of $357,769,401.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,610,042,189		$	– 0	–	$	– 0	–	$1,610,042,189
Short-Term Investments	242,564,340			– 0	–		– 0	–	242,564,340

Total Investments in Securities	1,852,606,529			– 0	–		– 0	–	1,852,606,529
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,852,606,529		$	– 0	–	$	– 0	–	$1,852,606,529

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$258,275	$233,125	$248,836	$242,564	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018